Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [Abstract]
Investments In Joint Ventures And Associates [Text Block]
The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2021	As of December 31, 2020
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	12,235,881	9,968,250
Central Cervecera de Colombia S.A.S.	50.00	22,337,040	28,125,779
Zona Franca Central Cervecera S.A.S.	50.00	102,959,342	91,652,215
Total joint ventures		137,532,263	129,746,244
Other companies		582,217	1,360,541
Total associated		582,217	1,360,541
Total		138,114,480	131,106,785

Disclosure Of Acquisition Of Joint Ventures And Associates Reported Net Of Impairment Loss [Text Block]
The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Total	1,894,770	1,894,770

Disclosure Of Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method [Text Block]
The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Cervecería Austral S.A.	3,957,553	1,799,437	1,930,395
Foods Compañía de Alimentos CCU Ltda.	-	(354,154)	897,526
Central Cervecera de Colombia S.A.S.	(5,935,519)	(11,577,019)	(18,755,448)
Zona Franca Central Cervecera S.A.S.	2,904,998	1,690,661	(562,416)
Total joint ventures	927,032	(8,441,075)	(16,489,943)
Other companies	(701,006)	3,866	58,184
Total associated	(701,006)	3,866	58,184
Total	226,026	(8,437,209)	(16,431,759)

F-85

Changes In Investments In Joint Ventures And Associates [Text Block]
Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Balance at the beginning of year	131,106,785	136,098,062
Other payments to acquire interests in joint ventures	5,791,718	19,287,372
Participation in the joint ventures and associates (loss)	226,026	(8,437,209)
Capital decrease (1)	-	(1,355,651)
Dividends received	(1,651,730)	(423,669)
Others (*)	2,641,681	(14,062,120)
Total	138,114,480	131,106,785
(1)	See Note 16 – Investments accounted for using equity method, number (2).
(*) Mainly includes effects from the conversion of joint ventures.

Summary Of Significant Financial Information Related To Joint Ventures And Associates [Text Block]
As of December 31, 2021 and 2020, the significant items of the financial statements of 100% of joint ventures are summarized as follows:

	Joint ventures
	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Assets and Liabilities
Current assets	119,216,592	86,429,862
Non-current assets	308,504,421	290,767,946
Current liabilities	94,235,491	58,255,727
Non-current liabilities	62,342,964	62,082,064

	Joint ventures
	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	266,707,778	186,220,125	124,808,755
Operating result	(3,907,203)	(17,903,426)	(42,670,725)
Net income for year	548,637	(17,637,644)	(31,752,130)
Other comprehensive income	16,571,448	10,808,355	(49,363,608)
Depreciation and amortization	(15,726,722)	(16,209,859)	(11,386,595)